Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations	12 Months Ended
Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statements Of Operations
Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations

Note 6 – Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations

(a)	Reflects an adjustment to reflect ₩45.0 million of transaction costs incurred by K Wave that are not included in the historical financial statements of K Wave and Hansol.

(b)	The following table summarizes the estimated fair values of Hansol’s identifiable intangible assets acquired through business combination and determined through purchase price allocation and their estimated useful lives including the amortization for the periods presented calculated on a straight-line basis (in thousands).

		Estimated Fair Value	Estimated Useful Life (years)		Amortization Expense - Year Ended December 31, 2025
Customer relationships	₩	2,457,000	9.8	₩	250,714
Backlog		2,884,000	5		576,800
Technology		4,716,000	7		673,714
Brand		1,643,000	Indefinite		-
Other intangible assets		1,022,547	5		246,414
Total	₩	12,722,547			1,747,642
Historical amortization					246,414
Incremental amortization				₩	1,501,228

(c)	Reflects the non-controlling interest related to the historical financial statements of Hansol and the pro forma amortization expense of intangible assets.

(d)	Reflects the pro forma tax expense on the amortization of the intangible assets in (B) above, the interest expense recognized on the bank loan in (C) below, the loss on the disposal of Bitcoin in (F) below and the reversal of interest expense on the convertible notes in (G) below, based on the 22% corporate income tax rate.

(e)	Reflects the interest expense recognized on the bank loan as described in (F) above, giving effect to the business combination as if it had occurred on January 1, 2025.

(f)	Reflects the loss on the disposal of Bitcoin.

(g)	Reflects the reversal of the interest expense on the convertible notes, giving effect to the business combination as if it had occurred on January 1, 2025.

(h)	Reflects the adjustment to record the recission of the Play Co. Ltd. Securities purchase agreement. The pro forma reflects the removal of Play Co. Ltd.’s revenue and expenses, including non-controlling interest. The Company recognized a gain on deconsolidation equal to the excess of (i) the fair value of the consideration received—consisting of the forgiven liabilities of K Enter Holdings, Inc.—over the sum of (ii) the carrying amounts of the subsidiary's assets (including any goodwill) and liabilities at the date control was lost and (iii) the carrying amount of any non-controlling interests.

	Derecognized net asset (liabilities) at their carrying amounts	Derecognized non-controlling interests at their carrying amounts	Fair value of considerations received	Gain on deconsolidation
Play Company and its subsidiaries	34,250,514	(13,070,905)	65,267,395	44,087,786

(i)	Reflects the adjustment to record the recission of the Solaire Partners’ securities purchase agreement. The pro forma adjustment reflects the removal of Solaire Partners’ revenue and expenses together with the elimination of the related non-controlling interest. The Company recognized a gain on deconsolidation equal to the excess of (i) the fair value of the consideration received—consisting of K Wave Media shares measured at their closing price on June 30, 2026—over the sum of (ii) the carrying amounts of the subsidiary's assets (including any goodwill) and liabilities at the date control was lost.

	Derecognized net asset (liabilities) at their carrying amounts	Derecognized non-controlling interests at their carrying amounts	Fair value of considerations received	Gain on deconsolidation
Solaire Partners	(999,714)	-	1,680,427	2,680,141